ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2013	2014

Accrued payroll and welfare	$4,469	$3,693
Other tax payable	2,942	3,013
Accrued staff disbursement	1,103	1,812
Deposit payable	1,203	1,228
Other liabilities	666	673
Accrued professional fees	388	583
Accrued selling and marketing fees	-	423
Dividends payable to non-controlling interests holder	-	73
Deferred income from ADS depositary	112	-
	$10,883	$11,498